Income Taxes (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset attributable to:
Net operating loss carryover	$ 971,797	$ 925,619
Less: valuation allowance	(971,797)	(925,619)
Net deferred tax asset	$ 0	$ 0